Note 6 - Allowances For Loan And Leases Losses And Real Estate Losses - 10Q (Details) - Allowance for Loan Losses by Portfolio Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	$ 13,249	$ 17,264	$ 15,676	$ 20,818	$ 20,818	$ 31,084
ALLL Balances, Individually evaluated for impairment	1,996		1,996		1,565	3,293
ALLL Balances, Collectively evaluated for impairment	11,082		11,082		14,111	17,525
ALLL Balances, Ending balance	13,078	16,432	13,078	16,432	15,676	20,818
Loan Balances, Individually evaluated for impairment	13,335		13,335		24,640	39,161
Loan Balances, Collectively evaluated for impairment	348,694		348,694		328,552	313,525
Loan Balances, Ending balance	362,029		362,029		353,192
Provision charged to expense				22	22	859
Losses charged off	(312)	(988)	(3,513)	(5,460)	(6,270)	(11,977)
Recoveries	141	156	915	1,052
Balance	13,078	16,432	13,078	16,432	15,676	20,818
One-to-Four-Family Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	6,151	6,633	5,099	6,999	6,999	5,440
ALLL Balances, Individually evaluated for impairment	265		265		275	305
ALLL Balances, Collectively evaluated for impairment	5,610		5,610		4,824	6,001
ALLL Balances, Ending balance	5,875	6,829	5,875	6,829	5,099	6,999
Loan Balances, Individually evaluated for impairment	5,427		5,427		8,142	13,085
Loan Balances, Collectively evaluated for impairment	128,914		128,914		149,794	170,073
Loan Balances, Ending balance	134,341		134,341		157,936
Provision charged to expense	(114)	400	1,630	1,014	(340)	3,993
Losses charged off	(280)	(347)	(1,026)	(1,393)	(1,620)	(3,177)
Recoveries	118	143	172	209
Balance	5,875	6,829	5,875	6,829	5,099	6,999
Multifamily Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	580	886	1,319	2,654	2,654	6,581
ALLL Balances, Individually evaluated for impairment						703
ALLL Balances, Collectively evaluated for impairment	1,038		1,038		1,319	1,951
ALLL Balances, Ending balance	1,038	1,227	1,038	1,227	1,319	2,654
Loan Balances, Individually evaluated for impairment					3,459	8,133
Loan Balances, Collectively evaluated for impairment	25,641		25,641		17,331	12,343
Loan Balances, Ending balance	25,641		25,641		20,790
Provision charged to expense	458	341	595	(447)	(355)	(1,132)
Losses charged off			(876)	(997)	(997)	(2,795)
Recoveries				17
Balance	1,038	1,227	1,038	1,227	1,319	2,654
Nonfarm Nonresidential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	4,435	7,688	6,949	7,316	7,316
ALLL Balances, Individually evaluated for impairment	1,051		1,051		778
ALLL Balances, Collectively evaluated for impairment	3,138		3,138		6,171
ALLL Balances, Ending balance	4,189	6,669	4,189	6,669
Loan Balances, Individually evaluated for impairment	4,495		4,495		8,472
Loan Balances, Collectively evaluated for impairment	156,939		156,939		129,542
Loan Balances, Ending balance	161,434		161,434		138,014
Provision charged to expense	(246)	(734)	(2,251)	1,856
Losses charged off		(293)	(1,009)	(2,510)
Recoveries		8	500	7
Balance	4,189	6,669	4,189	6,669
Construction and Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	1,213	1,584	1,130	2,651	2,651
ALLL Balances, Individually evaluated for impairment	674		674		130
ALLL Balances, Collectively evaluated for impairment	663		663		1,000
ALLL Balances, Ending balance	1,337	999	1,337	999
Loan Balances, Individually evaluated for impairment	3,378		3,378		4,133
Loan Balances, Collectively evaluated for impairment	14,994		14,994		10,418
Loan Balances, Ending balance	18,372		18,372		14,551
Provision charged to expense	112	(294)	203	(2,045)
Losses charged off		(269)	(115)	(327)
Recoveries	12	(22)	119	720
Balance	1,337	999	1,337	999
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	662	313	956	972	972	3,543
ALLL Balances, Individually evaluated for impairment	1		1		380
ALLL Balances, Collectively evaluated for impairment	551		551		576	972
ALLL Balances, Ending balance	552	469	552	469	956	972
Loan Balances, Individually evaluated for impairment	26		26		402	72
Loan Balances, Collectively evaluated for impairment	17,388		17,388		15,681	7,531
Loan Balances, Ending balance	17,414		17,414		16,083
Provision charged to expense	(113)	148	(101)	(540)	162	(2,139)
Losses charged off			(380)		(237)	(517)
Recoveries	3	8	77	37
Balance	552	469	552	469	956	972
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance	208	160	223	226	226	638
ALLL Balances, Individually evaluated for impairment	5		5		2	45
ALLL Balances, Collectively evaluated for impairment	82		82		221	181
ALLL Balances, Ending balance	87	239	87	239	223	226
Loan Balances, Individually evaluated for impairment	9		9		32	119
Loan Balances, Collectively evaluated for impairment	4,818		4,818		5,786	7,896
Loan Balances, Ending balance	4,827		4,827		5,818
Provision charged to expense	(97)	139	(76)	184	192	(127)
Losses charged off	(32)	(79)	(107)	(233)	(269)	(409)
Recoveries	8	19	47	62
Balance	$ 87	$ 239	$ 87	$ 239	$ 223	$ 226